Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Accounts payable	₩ 832,845	₩ 783,562
Accrued expenses	742,370	720,773
Dividend payable	3,106	8,673
Lease liabilities	149,176	10,152
Withholdings	152,011	196,937
Other payables, current	1,879,508	1,720,097
Non-current
Accounts payable	2,718	1,624
Accrued expenses	4,805	19,021
Finance lease liabilities	526,294	84,602
Long-term withholdings	51,312	43,621
Other payables, non-current	₩ 585,129	₩ 148,868